Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Issued capital [member]	Share premium [member]	Treasury shares [member]	Reserves [member]	Share-based payments reserves [member]	OCI reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2019	$ 84,553	$ 1,736	$ 17,620	$ (6,270)	$ 50,104	$ 2,327	$ (21,279)	$ 31,484	$ 75,722	$ 8,831
Profit/(loss) of the period	(1,688)							(1,900)	(1,900)	211
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(14,315)						(13,583)		(13,583)	(732)
Cash flow hedges	339						300		300	39
Cash flow hedges recognized in equity in relation to Australia divestiture	426						426		426
Re-measurements of post-employment benefits	(1)						(1)		(1)
Total comprehensive income/(loss)	(15,239)						(12,858)	(1,900)	(14,758)	(481)
Dividends	(1,262)							(1,118)	(1,118)	(144)
Treasury shares	340			1,236				(897)	340
Share-based payments	(148)					(156)			(156)	8
Hyperinflation monetary adjustments	110							68	68	42
Scope and other changes	(2)							(32)	(32)	30
Ending balance at Jun. 30, 2020	68,347	1,736	17,620	(5,034)	50,104	2,171	(34,137)	27,605	60,065	8,282
Beginning balance at Dec. 31, 2020	78,351	1,736	17,620	(4,911)	51,220	2,330	(30,841)	30,870	68,024	10,327
Profit/(loss) of the period	3,074							2,458	2,458	616
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1,255)						(1,347)		(1,347)	92
Cash flow hedges	177						184		184	(7)
Re-measurements of post-employment benefits	(9)						(5)		(5)	(4)
Total comprehensive income/(loss)	1,987						(1,168)	2,458	1,289	697
Dividends	(1,325)							(1,139)	(1,139)	(186)
Treasury shares	20			710				(690)	20
Share-based payments	321					309			309	12
Hyperinflation monetary adjustments	212							131	131	81
Scope and other changes	(5)							(38)	(38)	34
Ending balance at Jun. 30, 2021	$ 79,561	$ 1,736	$ 17,620	$ (4,201)	$ 51,220	$ 2,639	$ (32,009)	$ 31,591	$ 68,596	$ 10,965